UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000,000,000	5,000,000,000,000
Common stock, shares issued	8,188,574	5,456,974
Common stock, shares outstanding	8,188,574	5,456,974